Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
CIK	dei_EntityCentralIndexKey	0001552740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 07, 2024
Prospectus Date	rr_ProspectusDate	Jun. 07, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A